Field Label	Loans With Discrepancy	Total Times Compared	% Variance
AmortizationTerm	1	2,484	0.04%
B1Citizen	3	2,352	0.13%
B1LastName	138	2,484	5.56%
BalloonFlag	0	2,482	0%
BusinessPurposeFlag	6	2,351	0.26%
ClosingSettlementDate	114	2,482	4.59%
FirstPaymentDate	1	2,484	0.04%
InitialMonthlyPIOrIOPayment	6	131	4.58%
InterestRate	2	2,484	0.08%
LienPosition	0	2,484	0%
LoanAmount	1	2,484	0.04%
LoanID	103	2,477	4.16%
LoanProgram	72	2,353	3.06%
LoanPurpose	0	131	0%
MaturityDate	0	2,484	0%
MINNo	22	2,479	0.89%
OrigiantionBankruptcyEndDate	7	69	10.14%
OriginatorDocType	27	2,353	1.15%
OriginatorQMStatus	0	2,347	0%
PrepaymentPenaltyTotalTerm	0	2,348	0%
PropertyAddress	1	2,484	0.04%
PropertyCity	0	2,484	0%
PropertyState	0	2,484	0%
PropertyValue	34	2,353	1.44%
PropertyZipCode	0	2,484	0%
QualifyingFICO	3	2,484	0.12%
QualifyingLTV	9	2,353	0.38%
QualifyingMonthlyPIAmount	4	2,353	0.17%
QualifyingTotalDebtIncomeRatio	109	1,952	5.58%
SellerLoanID	0	2,353	0%
SeniorLienOriginationDate	0	1	0%
Term	1	2,484	0.04%
TotalDebtIncomeRatio	6	399	1.5%